Statement of Net and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Revenue:	$ 0	$ 0
Expenses:
Amortization	29,041	17,360
Consulting fees	785,128	598,804
Stock based compensation	1,505,625	1,439,352
Insurance	252,514	25,897
Management salaries and fees	2,683,187	2,449,323
Marketing and investor relations	231,032	277,737
Office and general	412,039	284,532
Professional fees	485,639	452,751
Rent	97,782	97,817
Research and Development	32,858,339	12,900,855
Travel	350,016	339,628
Foreign exchange (gain)/loss	(979,894)	542,664
Total expenses	38,710,448	19,426,720
Finance Income (cost):
Interest	288,300	17,442
Gain (Loss) on change in fair value of warrants	17,095,220	(13,133,671)
Warrant liability issue cost	(1,312,344)	(1,044,035)
Finance Income (cost)	16,071,176	(14,160,264)
Net and Comprehensive Loss For The Year	$ 22,639,272	$ 33,586,984
Basic and Diluted Loss Per Share	$ (1.36)	$ (4.25)
Weighted Average Number of Common Shares, Basic and Diluted	16,635,092	7,899,443